Income Taxes - Summary of Deferred Taxes Arising from Temporary Differences and Unused Tax Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	$ 22,793	$ 18,887	$ 13,066
Transition adjustments on adoption of IFRS 16	389		2,106
Recognized in statement of income	5,140	1,252	4,087
Recognized in equity	877	1,640	(807)
Recognized in/ Reclassified from other comprehensive income	(2,846)	(841)	3,128
Foreign currency translation	(878)	1,855	(2,693)
Closing balance	25,475	22,793	18,887
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	39,821	33,056	30,872
Transition adjustments on adoption of IFRS 16	390		2,106
Recognized in statement of income	5,348	2,154	3,817
Recognized in equity	877	1,640	(807)
Recognized in/ Reclassified from other comprehensive income	(148)	248	189
Foreign currency translation	(1,143)	2,723	(3,121)
Closing balance	45,145	39,821	33,056
Deferred tax assets [member] | Property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	6,188	5,592	7,073
Transition adjustments on adoption of IFRS 16	237
Recognized in statement of income	254	40	(736)
Foreign currency translation	(152)	556	(745)
Closing balance	6,527	6,188	5,592
Deferred tax assets [member] | Net operating loss carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	1,249	779	1,287
Recognized in statement of income	(294)	417	(430)
Foreign currency translation	(23)	53	(78)
Closing balance	932	1,249	779
Deferred tax assets [member] | Accruals deductible on actual payment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	10,549	9,825	7,358
Transition adjustments on adoption of IFRS 16	153		2,106
Recognized in statement of income	1,743	(120)	1,226
Recognized in/ Reclassified from other comprehensive income	(148)	248	189
Foreign currency translation	(295)	596	(1,054)
Closing balance	12,002	10,549	9,825
Deferred tax assets [member] | Share-based payment arrangements [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	21,036	16,101	14,120
Recognized in statement of income	3,678	1,861	3,917
Recognized in equity	877	1,640	(807)
Foreign currency translation	(661)	1,434	(1,129)
Closing balance	24,930	21,036	16,101
Deferred tax assets [member] | Minimum alternate tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance		629	552
Recognized in statement of income		(654)	135
Foreign currency translation		25	(58)
Closing balance			629
Deferred tax assets [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	799	130	482
Recognized in statement of income	(33)	610	(295)
Foreign currency translation	(12)	59	(57)
Closing balance	754	799	130
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	17,028	14,169	17,806
Transition adjustments on adoption of IFRS 16	1
Recognized in statement of income	208	902	(270)
Recognized in/ Reclassified from other comprehensive income	2,698	1,089	(2,939)
Foreign currency translation	(265)	868	(428)
Closing balance	19,670	17,028	14,169
Deferred tax liabilities [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	3,674	2,380	2,084
Recognized in statement of income	293	642	488
Foreign currency translation	(134)	652	(192)
Closing balance	3,833	3,674	2,380
Deferred tax liabilities [member] | Intangible assets other than goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	11,967	11,437	12,183
Transition adjustments on adoption of IFRS 16	1
Recognized in statement of income	32	312	(753)
Foreign currency translation	(17)	218	7
Closing balance	11,983	11,967	11,437
Deferred tax liabilities [member] | Unrealized gain/(loss) on cash flow hedging and investment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	1,387	352	3,539
Recognized in statement of income	(117)	(52)	(5)
Recognized in/ Reclassified from other comprehensive income	2,698	1,089	(2,939)
Foreign currency translation	(114)	(2)	(243)
Closing balance	$ 3,854	$ 1,387	$ 352